American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2022

Short-Term Government - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 77.5%
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	1,031,679	1,046,132
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26	7,617,672	7,551,466
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	409,580	403,453
U.S. Treasury Notes, 0.25%, 6/15/23(1)	1,000,000	974,616
U.S. Treasury Notes, 0.50%, 11/30/23	7,500,000	7,246,289
U.S. Treasury Notes, 0.125%, 1/15/24	23,750,000	22,738,770
U.S. Treasury Notes, 0.875%, 1/31/24	12,000,000	11,613,750
U.S. Treasury Notes, 2.75%, 2/15/24	1,000,000	996,797
U.S. Treasury Notes, 2.25%, 3/31/24	2,000,000	1,975,078
U.S. Treasury Notes, 0.375%, 4/15/24	26,000,000	24,823,906
U.S. Treasury Notes, 2.50%, 4/30/24	10,000,000	9,914,258
U.S. Treasury Notes, 1.50%, 9/30/24	9,200,000	8,901,000
U.S. Treasury Notes, 2.125%, 9/30/24	5,000,000	4,908,105
U.S. Treasury Notes, 0.75%, 11/15/24	4,000,000	3,793,438
U.S. Treasury Notes, 1.75%, 12/31/24	2,000,000	1,938,633
U.S. Treasury Notes, 1.125%, 1/15/25	14,500,000	13,830,508
U.S. Treasury Notes, 1.50%, 2/15/25	28,000,000	26,916,094
U.S. Treasury Notes, 1.75%, 3/15/25	5,000,000	4,834,570
U.S. Treasury Notes, 2.625%, 4/15/25	16,000,000	15,828,125
U.S. Treasury Notes, 2.75%, 5/15/25	1,700,000	1,687,117
U.S. Treasury Notes, 2.875%, 6/15/25	10,000,000	9,960,938
U.S. Treasury Notes, VRN, 1.79%, (3-month USBMMY plus 0.03%), 4/30/23	3,000,000	3,006,146
U.S. Treasury Notes, VRN, 1.79%, (3-month USBMMY plus 0.04%), 10/31/23	2,000,000	2,005,037
TOTAL U.S. TREASURY SECURITIES (Cost $191,078,790)		186,894,226
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.3%
U.S. Government Agency Collateralized Mortgage Obligations — 8.3%
FHLMC, Series 3114, Class FT, VRN, 1.67%, (1-month LIBOR plus 0.35%), 9/15/30	226,923	226,600
FHLMC, Series 3149, Class LF, VRN, 1.62%, (1-month LIBOR plus 0.30%), 5/15/36	755,599	750,004
FHLMC, Series 3200, Class FP, VRN, 1.52%, (1-month LIBOR plus 0.20%), 8/15/36	475,257	469,282
FHLMC, Series 3206, Class FE, VRN, 1.72%, (1-month LIBOR plus 0.40%), 8/15/36	193,276	192,682
FHLMC, Series 3213, Class LF, VRN, 1.54%, (1-month LIBOR plus 0.22%), 9/15/36	624,915	617,689
FHLMC, Series 3231, Class FA, VRN, 1.72%, (1-month LIBOR plus 0.40%), 10/15/36	213,342	212,668
FHLMC, Series 3301, Class FA, VRN, 1.62%, (1-month LIBOR plus 0.30%), 8/15/35	199,644	198,179
FHLMC, Series 3380, Class FP, VRN, 1.67%, (1-month LIBOR plus 0.35%), 11/15/36	236,196	234,890
FHLMC, Series 3508, Class PF, VRN, 2.17%, (1-month LIBOR plus 0.85%), 2/15/39	88,391	89,897
FHLMC, Series 3587, Class FB, VRN, 2.10%, (1-month LIBOR plus 0.78%), 2/15/36	235,223	238,650
FHLMC, Series J22F, Class A2 SEQ, 4.09%, 9/25/24	713,099	719,529
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	216,208	215,929
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	535,892	534,043
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	386,010	384,104
FHLMC, Series K043, Class A2 SEQ, 3.06%, 12/25/24	794,000	786,521
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,088,685
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	1,295,433	1,284,997
FHLMC, Series K739, Class A1 SEQ, 0.52%, 11/25/26	2,336,725	2,202,516
FHLMC, Series KF32, Class A, VRN, 1.49%, (1-month LIBOR plus 0.37%), 5/25/24	33,050	33,015
FHLMC, Series KF35, Class A, VRN, 1.47%, (1-month LIBOR plus 0.35%), 8/25/24	392,672	392,468
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	1,653,588	1,629,444
FHLMC, Series KJ25, Class A2 SEQ, 2.61%, 1/25/26	676,829	663,890

FNMA, Series 2004-28, Class FE, VRN, 1.97%, (1-month LIBOR plus 0.35%), 5/25/34	704,868	703,439
FNMA, Series 2006-11, Class FA, VRN, 1.92%, (1-month LIBOR plus 0.30%), 3/25/36	213,405	212,315
FNMA, Series 2006-60, Class KF, VRN, 1.92%, (1-month LIBOR plus 0.30%), 7/25/36	546,355	542,864
FNMA, Series 2006-72, Class TE, VRN, 1.92%, (1-month LIBOR plus 0.30%), 8/25/36	250,999	248,978
FNMA, Series 2008-9, Class FA, VRN, 2.12%, (1-month LIBOR plus 0.50%), 2/25/38	781,950	783,323
FNMA, Series 2009-33, Class FB, VRN, 2.44%, (1-month LIBOR plus 0.82%), 3/25/37	292,675	297,832
FNMA, Series 2009-89, Class FD, VRN, 2.22%, (1-month LIBOR plus 0.60%), 5/25/36	147,571	148,467
FNMA, Series 2016-11, Class FB, VRN, 1.35%, (1-month LIBOR plus 0.55%), 3/25/46	226,909	226,003
FNMA, Series 2016-M13, Class FA, VRN, 1.60%, (1-month LIBOR plus 0.67%), 11/25/23	25,006	25,039
FNMA, Series 2016-M2, Class FA, VRN, 1.78%, (1-month LIBOR plus 0.85%), 1/25/23	46,421	46,439
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	2,100,925	1,943,204
GNMA, Series 2010-14, Class QF, VRN, 1.96%, (1-month LIBOR plus 0.45%), 2/16/40	419,002	419,293
GNMA, Series 2016-68, Class MF, VRN, 1.36%, (1-month LIBOR plus 0.30%), 5/20/46	293,373	291,355
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,550,094)		20,054,233
ASSET-BACKED SECURITIES — 6.1%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 2.20%, (1-month LIBOR plus 0.58%), 11/25/71	1,824,308	1,764,297
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 2.32%, (1-month LIBOR plus 0.70%), 1/25/72	1,917,347	1,861,661
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 2.19%, (1-month LIBOR plus 0.57%), 11/25/70(2)	1,593,920	1,541,085
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 2.32%, (1-month LIBOR plus 0.70%), 3/25/61	293,579	298,166
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 2.19%, (1-month LIBOR plus 0.57%), 8/25/61	1,859,961	1,790,182
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 1.95%, (3-month LIBOR plus 0.45%), 8/23/36(2)	1,688,701	1,634,741
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 2.19%, (1-month LIBOR plus 0.57%), 9/25/61	1,910,784	1,863,036
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 2.19%, (1-month LIBOR plus 0.57%), 10/25/61	1,937,926	1,876,525
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 2.15%, (1-month LIBOR plus 0.53%), 5/25/70(2)	2,197,886	2,135,722
TOTAL ASSET-BACKED SECURITIES (Cost $15,216,500)		14,765,415
U.S. GOVERNMENT AGENCY SECURITIES — 4.0%
FHLB, 0.125%, 8/28/23 (Cost $9,987,469)	10,000,000	9,700,299
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.4%
FHLMC, VRN, 2.63%, (6-month LIBOR plus 2.26%), 3/1/24	5,967	5,915
FHLMC, VRN, 2.39%, (1-year H15T1Y plus 2.25%), 9/1/35	64,938	67,070
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	35,756	37,046
FHLMC, VRN, 2.04%, (12-month LIBOR plus 1.67%), 12/1/36	22,640	22,677
FHLMC, VRN, 2.50%, (1-year H15T1Y plus 2.26%), 4/1/37	28,936	29,860
FHLMC, VRN, 2.98%, (12-month LIBOR plus 1.78%), 5/1/40	19,856	19,891
FHLMC, VRN, 2.13%, (12-month LIBOR plus 1.88%), 7/1/40	36,998	37,968
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.77%), 9/1/40	28,286	28,826
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.88%), 5/1/41	40,148	41,385
FHLMC, VRN, 2.13%, (12-month LIBOR plus 1.88%), 10/1/41	130,801	130,402
FHLMC, VRN, 1.90%, (12-month LIBOR plus 1.65%), 12/1/42	64,365	64,991
FHLMC, VRN, 2.90%, (12-month LIBOR plus 1.63%), 1/1/44	151,548	151,498
FHLMC, VRN, 3.27%, (12-month LIBOR plus 1.62%), 6/1/44	73,067	73,532
FHLMC, VRN, 2.14%, (12-month LIBOR plus 1.60%), 10/1/44	43,459	44,264
FHLMC, VRN, 3.02%, (12-month LIBOR plus 1.60%), 6/1/45	66,354	67,958
FNMA, VRN, 2.19%, (1-year H15T1Y plus 2.12%), 8/1/23	267	267
FNMA, VRN, 2.41%, (1-year H15T1Y plus 2.28%), 5/1/25	8,087	8,015
FNMA, VRN, 1.99%, (6-month LIBOR plus 1.50%), 3/1/33	116,063	115,851
FNMA, VRN, 3.14%, (6-month LIBOR plus 1.57%), 6/1/35	81,084	83,328
FNMA, VRN, 3.18%, (6-month LIBOR plus 1.57%), 6/1/35	69,462	71,380

FNMA, VRN, 3.25%, (6-month LIBOR plus 1.57%), 6/1/35	126,612	130,142
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	10,154	10,440
FNMA, VRN, 2.08%, (6-month LIBOR plus 1.54%), 9/1/35	51,614	52,934
FNMA, VRN, 1.99%, (6-month LIBOR plus 1.55%), 3/1/36	137,608	141,187
FNMA, VRN, 2.00%, (12-month LIBOR plus 1.75%), 11/1/39	102,651	103,339
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	7,593	7,702
FNMA, VRN, 2.04%, (12-month LIBOR plus 1.79%), 8/1/40	34,275	35,243
FNMA, VRN, 2.00%, (12-month LIBOR plus 1.75%), 7/1/41	16,713	16,609
FNMA, VRN, 2.12%, (12-month LIBOR plus 1.74%), 5/1/42	1,118,531	1,149,510
FNMA, VRN, 1.89%, (12-month LIBOR plus 1.59%), 3/1/43	25,984	26,098
FNMA, VRN, 1.86%, (12-month LIBOR plus 1.59%), 8/1/45	33,146	33,704
FNMA, VRN, 2.68%, (12-month LIBOR plus 1.61%), 4/1/46	118,458	121,032
FNMA, VRN, 2.92%, (12-month LIBOR plus 1.61%), 4/1/46	55,490	56,347
FNMA, VRN, 2.78%, (12-month LIBOR plus 1.61%), 5/1/46	126,076	128,134
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	64,822	64,330
FNMA, VRN, 3.11%, (12-month LIBOR plus 1.61%), 4/1/47	64,763	64,163
FNMA, VRN, 2.98%, (12-month LIBOR plus 1.60%), 9/1/47	85,645	87,602
		3,330,640
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 7.00%, 5/1/32	10,793	10,793
FNMA, 7.00%, 5/1/32	72,883	76,668
FNMA, 7.00%, 6/1/32	45,463	47,896
FNMA, 7.00%, 8/1/32	10,903	10,921
FNMA, 3.50%, 3/1/34	96,897	96,737
		243,015
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,609,201)		3,573,655
SHORT-TERM INVESTMENTS — 3.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,060	1,060
Repurchase Agreements — 3.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $1,152,656), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $1,125,671)		1,125,626
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $6,901,343), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $6,766,271)		6,766,000
		7,891,626
TOTAL SHORT-TERM INVESTMENTS (Cost $7,892,686)		7,892,686
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $248,334,740)		242,880,514
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,614,744)
TOTAL NET ASSETS — 100.0%		$241,265,770

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	19	September 2022	$3,990,297	$17,739
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	35	September 2022	$3,928,750	$(59,639)
U.S. Treasury 10-Year Notes	4	September 2022	474,125	(8,102)
U.S. Treasury 10-Year Ultra Notes	2	September 2022	254,750	1,981
			$4,657,625	$(65,760)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.33%	2/8/26	$4,000,000	$524	$394,815	$395,339
CPURNSA	Receive	2.29%	2/24/26	$3,000,000	518	298,360	298,878
					$1,042	$693,175	$694,217

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
USBMMY	-	U.S. Treasury Bill Money Market Yield
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $375,227.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,311,548, which represented 2.2% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	186,894,226	—
Collateralized Mortgage Obligations	—	20,054,233	—
Asset-Backed Securities	—	14,765,415	—
U.S. Government Agency Securities	—	9,700,299	—
U.S. Government Agency Mortgage-Backed Securities	—	3,573,655	—
Short-Term Investments	1,060	7,891,626	—
	1,060	242,879,454	—
Other Financial Instruments
Futures Contracts	19,720	—	—
Swap Agreements	—	694,217	—
	19,720	694,217	—
Liabilities
Other Financial Instruments
Futures Contracts	67,741	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.